PREPAIDS - Schedule of prepaid assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense, Current [Abstract]
Prepaid insurance	$ 17,581	$ 25,536
Prepaid permit fees	12,515	0
Legal advances	55,690	73,265
Other	16,399	5,990
Prepaid expense, Total	$ 102,185	$ 104,791